SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - ALTANINE, INC. [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
2025 (remainder)	$ 148,413
Year 1	593,628	$ 593,628
Year 2	593,628	593,628
Year 3	593,628	593,628
Year 4	593,628	593,628
Year 4, Thereafter	6,678,304
Year 5		593,628
Year 5, Thereafter		6,678,310
Total	$ 9,201,229	$ 9,646,450